SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEETS

March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$25,621	$1,445	$—	$27,066
Restricted cash	—	—	—	20,400	—	—	20,400
Assets held for sale	—	—	—	77,850	—	—	77,850
Other current assets	—	—	3,565	60,619	11,574	—	75,758

Total current assets	—	—	3,565	184,490	13,019	—	201,074
Long-term accounts receivable	—	—	2,345	59,074	10,055	—	71,474
Cemetery and funeral home property and equipment	—	—	531	364,534	32,035	—	397,100
Merchandise trusts	—	—	—	—	437,638	—	437,638
Perpetual care trusts	—	—	—	—	284,832	—	284,832
Deferred selling and obtaining costs	—	—	5,704	89,682	18,225	—	113,611
Intangible assets	—	—	—	98	55,844	—	55,942
Other assets	—	—	—	24,141	2,607	—	26,748
Investments in and amounts due from affiliates eliminated upon consolidation	—	279,834	—	576,588	—	(856,422)	—

Total assets	$—	$279,834	$12,145	$1,298,607	$854,255	$(856,422)	$1,588,419

Liabilities and Owners’ Equity
Current liabilities	—	—	180	102,968	1,486	—	104,634
Long-term debt, net of deferred financing costs	—	279,834	61,470	139	—	—	341,443
Deferred revenues	—	—	31,431	727,227	108,749	—	867,407
Perpetual care trust corpus	—	—	—	—	284,832	—	284,832
Other long-term liabilities	—	—	—	66,670	16,545	—	83,215
Investments in and amounts due to affiliates eliminated upon consolidation	93,112	93,112	177,069	341,304	494,246	(1,198,843)	—

Total liabilities	93,112	372,946	270,150	1,238,308	905,858	(1,198,843)	1,681,531

Owners’ equity	(93,112)	(93,112)	(258,005)	60,299	(51,603)	342,421	(93,112)

Total liabilities and owners’ equity	$—	$279,834	$12,145	$1,298,607	$854,255	$(856,422)	$1,588,419

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$33,553	$1,314	$—	$34,867
Restricted cash	—	—	—	21,900	—	—	21,900
Assets held for sale	—	—	—	23,858	—	—	23,858
Other current assets	—	—	3,497	62,686	11,531	—	77,714

Total current assets	—	—	3,497	141,997	12,845	—	158,339
Long-term accounts receivable	—	—	2,557	63,124	9,868	—	75,549
Cemetery and funeral home property and equipment	—	—	609	391,626	31,770	—	424,005
Merchandise trusts	—	—	—	—	517,192	—	517,192
Perpetual care trusts	—	—	—	—	343,619	—	343,619
Deferred selling and obtaining costs	—	—	5,654	91,243	18,047	—	114,944
Intangible assets	—	—	—	136	56,110	—	56,246
Other assets	—	—	—	26,907	2,567	—	29,474
Investments in and amounts due from affiliates eliminated upon consolidation	—	301,531	—	648,359	—	(949,890)	—

Total assets	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

Liabilities and Owners’ Equity
Current liabilities	$—	$—	$161	$74,674	$1,466	$—	$76,301
Long-term debt, net of deferred financing costs	—	301,531	66,239	193	—	—	367,963
Deferred revenues	—	—	33,349	802,528	113,498	—	949,375
Perpetual care trust corpus	—	—	—	—	343,619	—	343,619
Liabilities held for sale, net of current portion
Other long-term liabilities	—	—	—	68,227	16,373	—	84,600
Investments in and amounts due to affiliates eliminated upon consolidation	102,490	102,490	183,611	367,770	567,666	(1,324,027)	—

Total liabilities	102,490	404,021	283,360	1,313,392	1,042,622	(1,324,027)	1,821,858

Owners’ equity	(102,490)	(102,490)	(271,043)	50,000	(50,604)	374,137	(102,490)

Total liabilities and owners’ equity	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$33,553	$1,314		$34,867
Restricted cash	—	—	—	21,900	—		21,900
Assets held for sale	—	—	—	23,858	—		23,858
Other current assets	—	—	3,497	62,686	11,531		77,714

Total current assets	—	—	3,497	141,997	12,845	—	158,339
Long-term accounts receivable	—	—	2,557	63,124	9,868		75,549
Cemetery and funeral home property and equipment	—	—	609	391,626	31,770		424,005
Merchandise trusts	—	—	—	—	517,192		517,192
Perpetual care trusts	—	—	—	—	343,619		343,619
Deferred selling and obtaining costs	—	—	5,654	91,243	18,047		114,944
Intangible assets	—	—	—	136	56,110		56,246
Other assets	—	—	—	26,907	2,567		29,474
Investments in and amounts due from affiliates eliminated upon consolidation	—	301,531	—	648,359	—	(949,890)	—

Total assets	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

Liabilities and Owners’ Equity
Current liabilities	—	—	161	74,674	1,466		76,301
Long-term debt, net of deferred financing costs	—	301,531	66,239	193	—		367,963
Deferred revenues	—	—	33,349	802,528	113,498		949,375
Perpetual care trust corpus	—	—	—	—	343,619		343,619
Other long-term liabilities	—	—	—	68,227	16,373		84,600
Investments in and amounts due to affiliates eliminated upon consolidation	102,490	102,490	183,611	367,770	567,666	(1,324,027)	—

Total liabilities	102,490	404,021	283,360	1,313,392	1,042,622	(1,324,027)	1,821,858

Owners’ equity	(102,490)	(102,490)	(271,043)	50,000	(50,604)	374,137	(102,490)

Total liabilities and owners’ equity	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

CONDENSED CONSOLIDATING BALANCE SHEET (continued)

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$16,298	$1,849	$—	$18,147
Assets held for sale	—	—	757	—	—	757
Other current assets	—	3,718	64,167	11,527	—	79,412

Total current assets	—	3,718	81,222	13,376	—	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,497	33,550	—	443,853
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	89,689	18,444	—	113,644
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,401	2,926	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	57,835	(4,626)	539,997	—	(593,206)	—

Total assets	$57,835	$8,527	$1,237,190	$960,035	$(593,206)	$1,670,381

Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	775,657	111,802	—	919,606
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	—

Total liabilities	68,453	137,491	1,189,674	1,002,537	(717,156)	1,680,999

Redeemable convertible preferred units	—	—	—	—	—	—

Partners’ capital (deficit)	(10,618)	(128,964)	47,516	(42,502)	123,950	(10,618)

Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$57,835	$8,527	$1,237,190	$960,035	$(593,206)	$1,670,381

Condensed Consolidating Statements of Operations

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$—	$1,194	$59,698	$13,069	$(2,716)	$71,245
Total costs and expenses	—	—	(3,169)	(58,984)	(13,319)	2,716	(72,756)
Gain on sale of businesses	—	—	—	24,086	—	—	24,086
Net income from equity investment in subsidiaries	9,003	17,701	12,585	—	—	(39,289)	—
Interest expense	—	(8,698)	(1,911)	(1,382)	(293)	—	(12,284)

Income (loss) from operations before income taxes	9,003	9,003	8,699	23,418	(543)	(39,289)	10,291
Income tax expense	—	—	—	(1,288)	—	—	(1,288)

Net income (loss)	$9,003	$9,003	$8,699	$22,130	$(543)	$(39,289)	$9,003

Three Months Ended March 31, 2019		Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues		$—	$1,564	$59,752	$11,132	$(979)	$71,469
Total costs and expenses		—	(4,520)	(65,935)	(11,356)	979	(80,832)
Net loss from equity investment in subsidiaries		(21,176)	(18,925)	—	—	40,101	—
Interest expense		(1,358)	(2,087)	(9,456)	(270)	—	(13,171)

Income (loss) from operations before income taxes		(22,534)	(23,968)	(15,639)	(494)	40,101	(22,534)
Income tax expense		—	—	—	—	—	—

Net income (loss)		$(22,534)	$(23,968)	$(15,639)	$(494)	$40,101	$(22,534)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$—	$5,041	$242,339	$49,068	$(6,926)	$289,522
Total costs and expenses	—	—	(15,181)	(285,292)	(54,610)	6,926	(348,157)
Other losses, net	—	—	(46)	(5,761)	(2,299)	—	(8,106)
Net loss from equity investment in subsidiaries	(151,942)	(125,840)	(120,653)	—	—	398,435	—
Interest expense	—	(25,164)	(10,505)	(11,726)	(1,124)	—	(48,519)
Loss on debt extinguishment	—	(938)	(1,441)	(6,099)	—	—	(8,478)

Income (loss) from operations before income taxes	(151,942)	(151,942)	(142,785)	(66,539)	(8,965)	398,435	(123,738)
Income tax expense	—	—	—	(28,204)	—	—	(28,204)

Net income (loss)	$(151,942)	$(151,942)	$(142,785)	$(94,743)	$(8,965)	$398,435	$(151,942)

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$6,382	$266,550	$52,271	$(9,077)	$316,126
Total costs and expenses	—	(13,666)	(285,578)	(58,349)	9,077	(348,516)
Other loss	—	(445)	(9,510)	(1,549)	—	(11,504)
Net loss from equity investment in subsidiaries	(63,084)	(54,573)	—	—	117,657	—
Interest expense	(5,434)	(8,348)	(15,787)	(1,033)	—	(30,602)

Income (loss) from continuing operations before income taxes	(68,518)	(70,650)	(44,325)	(8,660)	117,657	(74,496)
Income tax benefit	—	—	1,797	—	—	1,797

Net income (loss)	$(68,518)	$(70,650)	$(42,528)	$(8,660)	$117,657	$(72,699)

Condensed Consolidating Statement of Cash Flows

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Three Months Ended March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$—	$12	$4,465	$893	$(10,608)	$(5,238)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	—	—	26,796	(679)	—	26,117
Payments to affiliates	—	—	—	—	—	—	—

Net cash provided by investing activities	—	—	—	26,796	(679)	—	26,117

Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—	—
Payments from affiliates	—	—	—	(10,608)	—	10,608	—
Net borrowings and repayments of debt	—	—	(12)	(29,872)	(83)	—	(29,967)
Other financing activities	—	—	—	(213)	—	—	(213)

Net cash used in financing activities	—	—	(12)	(40,693)	(83)	10,608	(30,180)

Net (decrease) increase in cash and cash equivalents and restricted cash	—	—	—	(9,432)	131	—	(9,301)
Cash and cash equivalents and restricted cash—Beginning of period	—	—	—	55,453	1,314	—	56,767

Cash and cash equivalents and restricted cash—End of period	$—	$—	$—	$46,021	$1,445	$—	$47,466

Three Months Ended March 31, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$119	$(9,509)	$(268)	$(3,445)	$(13,103)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(106)	(1,717)	(80)	—	(1,903)

Net cash used investing activities	—	(106)	(1,717)	(80)	—	(1,903)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(3,445)	—	3,445	—
Net borrowings and repayments of debt	—	(13)	24,030	(74)	—	23,943
Other financing activities	—	—	(2,636)	—	—	(2,636)

Net cash (used in) provided by financing activities	—	(13)	17,949	(74)	3,445	21,307

Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	6,723	(422)	—	6,301
Cash and cash equivalents and restricted cash—Beginning of period	—	—	16,298	1,849	—	18,147

Cash and cash equivalents and restricted cash—End of period	$—	$—	$23,021	$1,427	$—	$24,448

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$280	$(1,662)	$(935)	$(35,669)	$(37,986)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	—	(232)	(644)	713	—	(163)
Payments to affiliates	—	(390,238)	(73,087)	—	—	463,325	—

Net cash used in investing activities	—	(390,238)	(73,319)	(644)	713	463,325	(163)

Cash Flows From Financing Activities:
Payments from affiliates	—	—	—	427,656	—	(427,656)	—
Proceeds from issuance of redeemable convertible preferred units, net	—	57,500	—	—	—	—	57,500
Net borrowings and repayments of debt	—	332,738	73,039	(367,746)	(313)	—	37,718
Other financing activities	—	—	—	(18,449)	—	—	(18,449)

Net cash used in financing activities	—	390,238	73,039	41,461	(313)	(427,656)	76,769

Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	—	39,155	(535)	—	38,620
Cash and cash equivalents and restricted cash—Beginning of period	—	—	—	16,298	1,849	—	18,147

Cash and cash equivalents and restricted cash—End of period	$—	$—	$—	$55,453	$1,314	$—	$56,767

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$370	$39,942	$(73)	$(13,782)	$26,457
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(370)	(11,510)	(683)	—	(12,563)

Net cash used in investing activities	—	(370)	(11,510)	(683)	—	(12,563)

Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(13,782)	—	13,782	—
Proceeds from issuance of redeemable convertible preferred units, net	—	—	—	—	—	—
Net borrowings and repayments of debt	—	—	1,387	—	—	1,387
Other financing activities	—	—	(3,955)	—	—	(3,955)

Net cash used in financing activities	—	—	(16,350)	—	13,782	(2,568)

Net decrease in cash and cash equivalents	—	—	12,082	(756)	—	11,326
Cash and cash equivalents—Beginning of period	—	—	4,216	2,605	—	6,821

Cash and cash equivalents—End of period	$—	$—	$16,298	$1,849	$—	$18,147